Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 20,446,205		$ 20,111,121	$ 17,994,686
Additions	3,228,471		4,918,482	6,552,702
Disposals	(27,612)		(48,681)	(76,375)
Reclassifications	0		1,012	0
Depreciation expenses	(4,498,306)		(4,523,081)	(4,355,032)
Impairment losses	(9,236)	$ (302)	(12,721)	(4,843)
Exchange adjustments	(19)		73	(17)
Ending Balance	19,139,503	$ 625,065	20,446,205	20,111,121
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Additions	0		0	0
Disposals	0		0	0
Reclassifications	2,000		0	0
Depreciation expenses	0		0	0
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	454,738		452,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,385,508		4,343,556	4,092,286
Additions	1,303		3,780	1,345
Disposals	0		0	0
Reclassifications	469,597		1,503,432	673,208
Depreciation expenses	(557,187)		(465,260)	(423,283)
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	5,299,221		5,385,508	4,343,556
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	12,758,368		13,282,185	11,348,297
Additions	5,579		6,748	11,829
Disposals	(16,574)		(46,084)	(66,873)
Reclassifications	1,787,140		2,603,381	4,890,400
Depreciation expenses	(3,043,504)		(3,075,191)	(2,896,612)
Impairment losses	(9,236)		(12,721)	(4,843)
Exchange adjustments	0		50	(13)
Ending Balance	11,481,773		12,758,368	13,282,185
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	796,697		837,990	952,361
Additions	291		636	407
Disposals	(11,038)		(2,597)	(9,502)
Reclassifications	586,090		685,481	690,346
Depreciation expenses	(635,227)		(724,813)	(795,622)
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	736,813		796,697	837,990
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	548,694		511,723	509,397
Additions	1,376		0	189
Disposals	0		0	0
Reclassifications	226,610		294,765	241,656
Depreciation expenses	(262,388)		(257,817)	(239,515)
Impairment losses	0		0	0
Exchange adjustments	(19)		23	(4)
Ending Balance	514,273		548,694	511,723
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	504,200		682,929	639,607
Additions	3,219,922		4,907,318	6,538,932
Disposals	0		0	0
Reclassifications	(3,071,437)		(5,086,047)	(6,495,610)
Depreciation expenses	0		0	0
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	652,685		504,200	682,929
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	81,866,361		78,108,945	73,187,794
Ending Balance	84,341,575		81,866,361	78,108,945
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Ending Balance	454,738		452,738	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	13,379,852		11,877,419	11,212,129
Ending Balance	13,850,418		13,379,852	11,877,419
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	59,197,255		57,176,339	53,246,474
Ending Balance	60,650,428		59,197,255	57,176,339
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,716,357		5,574,316	5,451,547
Ending Balance	5,959,251		5,716,357	5,574,316
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,615,959		2,345,204	2,185,299
Ending Balance	2,774,055		2,615,959	2,345,204
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	504,200		682,929	639,607
Ending Balance	652,685		504,200	682,929
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(61,420,156)		(57,997,824)	(55,193,108)
Ending Balance	(65,202,072)		(61,420,156)	(57,997,824)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	0		0	0
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(7,994,344)		(7,533,863)	(7,119,843)
Ending Balance	(8,551,197)		(7,994,344)	(7,533,863)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(46,438,887)		(43,894,154)	(41,898,177)
Ending Balance	(49,168,655)		(46,438,887)	(43,894,154)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,919,660)		(4,736,326)	(4,499,186)
Ending Balance	(5,222,438)		(4,919,660)	(4,736,326)
Accumulated depreciation and impairment [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,067,265)		(1,833,481)	(1,675,902)
Ending Balance	(2,259,782)		(2,067,265)	(1,833,481)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	$ 0		$ 0	$ 0